Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Obligations
As of December 31, 2016, future minimum operating lease payments and minimum purchase commitments are as follows:

Fiscal Year	Operating Leases	Minimum Purchase Commitments
2017	$27,706	$1,576
2018	27,586	1,576
2019	30,133	1,866
2020	27,520	2,296
2021	22,682	2,296
Thereafter	36,996	4,168
	$172,623	$13,778